Unaudited Condensed Consolidated Statement Of Changes In Equity - GBP (£) £ in Millions	Shareholders' equity	Share capital	Share premium	Retained earnings	Translation reserve	Available-for-sale securities reserves	Non-controlling interests	Total
Reserves
Profit for the period	£ 1,505			£ 1,505				£ 1,505
Other comprehensive income (loss)	61			46	£ (285)	£ 300		61
Total comprehensive income (loss) for the period	1,566			1,551	(285)	300		1,566
Dividends	(786)			(786)				(786)
Reserve movements in respect of share-based payments	22			22				22
Share capital and share premium
New share capital subscribed	10		£ 10					10
Treasury shares
Movement in own shares in respect of share-based payment plans	(12)			(12)				(12)
Movement in Prudential plc shares purchased by unit trusts consolidated under IFRS	(17)			(17)				(17)
Net increase (decrease) in equity	783		10	758	(285)	300		783
Equity at beginning of period at Dec. 31, 2016	14,666	£ 129	1,927	10,942	1,310	358	£ 1	14,667
Equity at end of period at Jun. 30, 2017	15,449	129	1,937	11,700	1,025	658	1	15,450
Share capital and share premium
New share capital subscribed			21
Equity at beginning of period at Dec. 31, 2016	14,666	129	1,927	10,942	1,310	358	1	14,667
Equity at end of period at Dec. 31, 2017	16,087	129	1,948	12,326	840	844	7	16,094
Reserves
Profit for the period	1,355			1,355			1	1,356
Other comprehensive income (loss)	(772)			67	69	(908)		(772)
Total comprehensive income (loss) for the period	583			1,422	69	(908)	1	584
Dividends	(840)			(840)				(840)
Reserve movements in respect of share-based payments	(9)			(9)				(9)
Share capital and share premium
New share capital subscribed	6		6					6
Treasury shares
Movement in own shares in respect of share-based payment plans	28			28				28
Movement in Prudential plc shares purchased by unit trusts consolidated under IFRS	27			27				27
Net increase (decrease) in equity	(205)		6	628	69	(908)	1	(204)
Equity at end of period at Jun. 30, 2018	£ 15,882	£ 129	£ 1,954	£ 12,954	£ 909	£ (64)	£ 8	£ 15,890